Lease Liabilities - Schedule of lease obligations over next five fiscal years (Details) $ in Thousands	Jul. 31, 2022 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	$ 3,700
2024
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	1,026
2024 - 2025
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	1,174
2026 - 2027
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	300
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	$ 1,200